Intangible Assets and Intangible Liabilities - Summary of annual amortization on its intangibles (Details) $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 14
2022	58
2023	110
2024	572
2025	553
Customer Acquisition Costs [Member]
2021	363
2022	363
2023	363
2024	351
2025	346
Site Lease Acquisition [Member]
2021	46
2022	46
2023	46
2024	46
2025	46
Favorable Rate Revenue Contracts [Member]
2021	579
2022	579
2023	579
2024	467
2025	411
Unfavorable Rate Revenue Contracts [Member]
2021	1,002
2022	930
2023	878
2024	292
2025	$ 250